Intangible Assets, Net (Details) - Schedule of Estimated Amortization Expense of Intangible Assets	Dec. 31, 2023 USD ($)
Schedule of Estimated Amortization Expense of Intangible Assets [Abstract]
2024	$ 66,707
2025	34,221
2026	33,536
2027	33,531
2028	29,911
Thereafter	14,539
Total	$ 212,445